Revenue Disaggregation	12 Months Ended
Dec. 31, 2022
Revenue Disaggregation
Revenue Disaggregation

Note 24 – Revenue Disaggregation

The following table presents the disaggregation of total revenue for the years ending December 31, 2022 and 2021:

	Year ended December 31,
	2022	2021
Revenues:
Retail revenue	$1,015,179	$859,959
Wholesale revenue	316,321	333,711
Other	4,842	2,317
Total revenue	$1,336,342	$1,195,987